SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended December 31, 2020, the significant non-cash investing and financing transactions were as follows:

•	24,220 shares issued with a value of $4,000 in connection with a previous mineral property acquisition;
•	3,000,000 shares issued with a value of $1,215,000 in connection with acquisition of the East Cedartree claims (Note 8); and
•	Received 25 million shares of Auteco with a fair value of $740,000 in connection with the Earn-In Agreement (Note 8(a)), 805,698 shares of First Majestic with a fair value of $10,394,000 in connection with the Silver Purchase Agreement (Note 5), 43.33 million shares of Treasury Metals with a fair value of $78,000,000 and 11.67 million Treasury Metals Warrants with a fair value of $9,812,000 in connection with the Treasury Share Purchase Agreement (Note 4).

During the year ended December 31, 2019, significant non-cash investing and financing transactions were as follows:

•	370,250 shares issued as finder’s fee in connection with December 18, 2019 private placement (Note 13); and
•	Received 1,217,532 shares of Gainey Capital Corp. with a fair value of $171,000 under the terms of the option agreement with Gainey Capital Corp.